Derivative Instruments and Hedging Activities (Narrative) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Cumulative effect of accounting change			$ 0
Income (loss) recognized due to ineffectiveness of hedges of interest rate risk	$ 0	$ (39,000)	(98,000)	$ 58,000	$ 144,000
Additional amount expected to be reclassified from AOCI into earnings during next twelve months	2,343,000		2,738,000
Derivatives in a net liability position	$ 820,000		0
Accumulated Other Comprehensive Income [Member]
Derivative [Line Items]
Cumulative effect of accounting change			103,000
Accumulated Distributions in Excess of Earnings [Member]
Derivative [Line Items]
Cumulative effect of accounting change			(103,000)
Accounting Standards Update 2017-12 [Member] | Accumulated Other Comprehensive Income [Member]
Derivative [Line Items]
Cumulative effect of accounting change			103,000
Accounting Standards Update 2017-12 [Member] | Accumulated Distributions in Excess of Earnings [Member]
Derivative [Line Items]
Cumulative effect of accounting change			$ (103,000)